Commitments	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

7. COMMITMENTS

On August 19, 2016, we filed a resale registration statement on Form S-1 (“Form S-1”) with the SEC to register 2,650,000 shares of our common stock and 7,950,000 shares of our common stock issuable upon exercise of certain warrants. We received a letter from the Washington D.C. office of the SEC dated December 10, 2016, stating that the staff of the SEC was conducting a Section 8(e) examination with respect to this Form S-1 and that the Division of Corporate Finance would not take any further action on the Form S-1 while the examination was pending. We received subpoenas to produce documents dated December 14, 2016, and January 23, 2017, and a further subpoena for testimony and any supplemental production of documents dated June 5, 2017. The document requests were primarily in connection with this matter. We have complied with all document requests and the Company’s CEO will provide testimony when the SEC schedules such testimony, which we believe will be sometime before the end of December 2017.

We are unaware of the scope or timing of the SEC’s examination. As a result, we do not know how the SEC examination is proceeding, when the investigation will be concluded, or if we will become involved to a greater extent than providing documents and testimony to the SEC. We also are unable to predict what action, if any, might be taken in the future by the SEC or its staff as a result of the matters that are the subject to its investigation or what impact, if any, the cost of continuing to respond to subpoenas might have on our financial position, results of operations, or cash flows. We have not established any provision for losses in respect of this matter. Furthermore, it is possible that we currently are, or may hereafter become a target of the SEC’s investigation.

As of June 30, 2017, we had accrued approximately $44,000 in legal fees related to the SEC examination.

9. COMMITMENTS

On August 19, 2016, we filed a resale registration statement on Form S-1 (“Form S-1”) with the SEC to register 2,650,000 shares of our common stock and 7,950,000 shares of our common stock issuable upon exercise of certain warrants. We received a letter from the Washington D.C. office of the SEC dated December 10, 2016, stating that the staff of the SEC was conducting a Section 8(e) examination with respect to this Form S-1 and that the Division of Corporate Finance would not take any further action on the Form S-1 while the examination was pending. We received subpoenas to produce documents dated December 14, 2016, and January 23, 2017, and a further subpoena for testimony and any supplemental production of documents dated June 5, 2017. The document requests were primarily in connection with this matter. We have complied with all document requests and the Company’s CEO will provide testimony in July 2017.

We are unaware of the scope or timing of the SEC’s examination. As a result, we do not know how the SEC examination is proceeding, when the investigation will be concluded, or if we will become involved to a greater extent than providing documents and testimony to the SEC. We also are unable to predict what action, if any, might be taken in the future by the SEC or its staff as a result of the matters that are the subject to its investigation or what impact, if any, the cost of continuing to respond to subpoenas might have on our financial position, results of operations, or cash flows. We have not established any provision for losses in respect of this matter. Furthermore, it is possible that we currently are, or may hereafter become a target of the SEC’s investigation.

As of March 31, 2017, we had accrued $60,000 in legal fees related to the SEC examination.